INVESTMENT IN ASSOCIATE (Narrative) (Details)			12 Months Ended
	Nov. 07, 2025 CAD ($) shares	Nov. 07, 2025 EUR (€) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of associates [line items]
Acquisition of investment in associate | $			$ 3,263,521	$ 0
QPerfect SA [Member]
Disclosure of associates [line items]
Number of shares acquired | shares	217,865	217,865
Acquisition of investment in associate	$ 3,263,521	€ 2,000,000
Percentage of ownership interest in associate	15.29%	15.29%